Investment Properties - Additional Information (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about investment property [line items]
Fair value of investment properties	₩ 2,645,482	₩ 2,304,583
Rental income from investment properties	203,763	₩ 198,636
Future minimum lease fee	221,932
Less than 1 year [member]
Disclosure of detailed information about investment property [line items]
Future minimum lease fee	50,769
1-5 years [member]
Disclosure of detailed information about investment property [line items]
Future minimum lease fee	92,728
More than 5 years [member]
Disclosure of detailed information about investment property [line items]
Future minimum lease fee	₩ 78,435